Fair Value (Unobservable Input Reconciliation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Residential Mortgage Loans - FVO
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	$ 314	$ 308
Total realized/unrealized gains (losses) included in net income (loss)	8	20	$ 20
Total realized/unrealized gains (losses) included in AOCI	0	0	0
Purchases	297	136
Sales	(11)	(121)
Issuances	0	0
Settlements	(42)	(29)
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Balance at December 31,	566	314	308
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	8	20	20
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	8	20	20
Net Derivatives
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	(56)	(170)	(60)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance at January 1,	(179)	(104)
Total realized/unrealized gains (losses) included in net income (loss)	(31)	(149)	(79)
Total realized/unrealized gains (losses) included in AOCI	(367)	(2)	44
Purchases	28	2
Sales	0	0
Issuances	0	0
Settlements	(13)	74
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Balance at December 31,	(562)	(179)	(104)
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	(56)	(170)	(60)
Net Embedded Derivatives
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	(426)	133	(35)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance at January 1,	(675)	(519)
Total realized/unrealized gains (losses) included in net income (loss)	(399)	155	(19)
Total realized/unrealized gains (losses) included in AOCI	(20)	1	1,286
Purchases	0	0
Sales	0	0
Issuances	0	0
Settlements	(317)	(312)
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Balance at December 31,	(1,411)	(675)	(519)
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	(426)	133	(35)
Corporate fixed maturity securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	10,311	10,952
Total realized/unrealized gains (losses) included in net income (loss)	5	53	13
Total realized/unrealized gains (losses) included in AOCI	59	(637)	282
Purchases	2,754	2,150
Sales	(996)	(1,231)
Issuances	0	0
Settlements	0	0
Transfers into Level 3	969	821
Transfers out of Level 3	(1,565)	(1,797)
Balance at December 31,	11,537	10,311	10,952
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	6	13	11
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	6	13	11
Foreign government
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	829	1,311
Total realized/unrealized gains (losses) included in net income (loss)	12	13	60
Total realized/unrealized gains (losses) included in AOCI	(42)	(23)	(110)
Purchases	44	184
Sales	(45)	(45)
Issuances	0	0
Settlements	0	0
Transfers into Level 3	3	6
Transfers out of Level 3	(512)	(617)
Balance at December 31,	289	829	1,311
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	12	12	12
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	12	12	12
Structured Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	5,121	6,187
Total realized/unrealized gains (losses) included in net income (loss)	103	103	5
Total realized/unrealized gains (losses) included in AOCI	56	(77)	56
Purchases	2,221	1,851
Sales	(1,483)	(1,256)
Issuances	0	0
Settlements	0	0
Transfers into Level 3	25	36
Transfers out of Level 3	(828)	(1,723)
Balance at December 31,	5,215	5,121	6,187
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	103	103	33
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	103	103	33
State and political subdivision
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	34	0
Total realized/unrealized gains (losses) included in net income (loss)	1	0	0
Total realized/unrealized gains (losses) included in AOCI	2	1	0
Purchases	0	33
Sales	0	0
Issuances	0	0
Settlements	0	0
Transfers into Level 3	7	0
Transfers out of Level 3	(34)	0
Balance at December 31,	10	34	0
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	1	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	1	0	0
Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	334	245
Total realized/unrealized gains (losses) included in net income (loss)	(24)	11	20
Total realized/unrealized gains (losses) included in AOCI	19	(54)	(88)
Purchases	23	128
Sales	(15)	(81)
Issuances	0	0
Settlements	0	0
Transfers into Level 3	327	88
Transfers out of Level 3	(196)	(3)
Balance at December 31,	468	334	245
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	(29)	0	(5)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	(29)	0	(5)
FVO And Trading Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	270	567
Total realized/unrealized gains (losses) included in net income (loss)	2	(30)	8
Total realized/unrealized gains (losses) included in AOCI	0	0	0
Purchases	99	51
Sales	(35)	(127)
Issuances	0	0
Settlements	0	0
Transfers into Level 3	18	56
Transfers out of Level 3	(67)	(247)
Balance at December 31,	287	270	567
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	3	(27)	(7)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	3	(27)	(7)
Short-term Investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	244	265
Total realized/unrealized gains (losses) included in net income (loss)	1	1	1
Total realized/unrealized gains (losses) included in AOCI	4	(1)	0
Purchases	50	245
Sales	(50)	(27)
Issuances	0	0
Settlements	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	(203)	(239)
Balance at December 31,	46	244	265
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	1	0	1
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	1	0	1
Separate Accounts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	1,558	1,764
Total realized/unrealized gains (losses) included in net income (loss)	(2)	14	104
Total realized/unrealized gains (losses) included in AOCI	0	0	0
Purchases	375	569
Sales	(512)	(522)
Issuances	62	98
Settlements	(51)	(60)
Transfers into Level 3	19	1
Transfers out of Level 3	(308)	(306)
Balance at December 31,	1,141	1,558	1,764
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	$ 0	$ 0	$ 0